DIRECT COMMERCIAL PROPERTY EXPENSE (Tables)	6 Months Ended
Jun. 30, 2025
Direct operating expense from investment property [abstract]
Schedule of Direct Commercial Property Expense
The components of direct commercial property expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
Property maintenance	$175	$214	$367	$424
Real estate taxes	148	157	284	348
Employee compensation and benefits	36	54	76	107
Depreciation and amortization	6	15	12	27
Lease expense(1)	4	5	8	10
Other	105	155	215	295
Total direct commercial property expense	$474	$600	$962	$1,211
(1)Represents the operating expenses relating to variable lease payments not included in the measurement of the lease liability.